Related party disclosures - Disclosure of Compensation Costs of Key Management (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Short-term employee benefits	SFr 2,423	SFr 2,408	SFr 2,392
Post-employment benefits	203	205	173
Share-based compensation	1,784	1,601	1,220
Key management personnel compensation costs	SFr 4,410	SFr 4,214	SFr 3,785